Warrant Liability (Details) $ in Thousands		6 Months Ended
	Feb. 17, 2022 kr / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period		$ 13,722
Liabilities at end of period		14,219
EIB Loan Agreement
Warrant Liability
Exercise price per warrant | kr / shares	kr 1
EIB Warrants | EIB Loan Agreement
Warrant Liability
Number of warrants issued | shares	351,036
Warrant liability
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period		573
Initial recognition of warrant liability			$ 1,007
Remeasurement of warrant liability		(177)	(385)
Foreign currency translation		7	3
Liabilities at end of period		$ 402	$ 625